Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	£ 4,549	£ 4,786
On-Balance Sheet
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	62,557	63,025
On-Balance Sheet | Cash and Balances at Central Banks
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	985	1,080
On-Balance Sheet | Loans and advances to banks
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	550	403
On-Balance Sheet | Loans and advances to customers | Securitisations and Covered Bonds
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	31,138	36,225
On-Balance Sheet | Loans and advances to customers | Other
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	23,655	16,282
On-Balance Sheet | Other financial assets at amortised cost
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	648	3,026
On-Balance Sheet | Financial assets at fair value through other comprehensive income
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	5,581	6,009
Off-Balance Sheet
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	£ 24,701	£ 15,098